PREPAID EXPENSES AND ACCOUNTS RECEIVABLE	3 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE

4.PREPAID EXPENSES AND ACCOUNTS RECEIVABLE

The balances are comprised as follows:

	December 31, 2025	September 30, 2025
Accounts receivable	$11,976	$11,976
Prepaid expenses	1,141,963	155,175
	$1,153,939	$167,151